Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations
Note 15 – Concentrations
As of December 31, 2021, the Company had no customers that accounted for 10% or more of the Accounts receivable balance.
As of December 31, 2020, the Company had one customer that accounted for 10% or more of the Accounts receivable balance. This customer accounted for 10.5%, or $1.9 million, of the Accounts receivable balance.
No single customer accounted for 10% or more of consolidated Net sales during the years ended December 31, 2021 and December 31, 2020.